GOODWILL AND INTANGIBLE ASSETS - Future Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 632
2025	634	$ 868
2026	549	633
2027	130	548
2028	110	129
2029		110
Thereafter		203
Thereafter	201
Net Carrying Amount	$ 2,256	$ 2,491	$ 3,628	$ 4,516